  As filed with the U.S. Securities and Exchange Commission on October 31, 2007
                           Registration No. 333-60274
                ----------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ------------------
                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO.8 [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO.33 [X]

                 John Hancock Variable Life SEPARATE ACCOUNT S
                           (Exact Name of Registrant)

                 John Hancock Variable Life Insurance Company
                              (Name of Depositor)

                              197 Clarendon Street
                               Boston, MA 02117
         (Complete address of depositor's principal executive offices)

                  Depositor's Telephone Number: 617-572-6000
                              ------------------
                             JAMES C. HOODLET, ESQ.
                 John Hancock Variable Life Insurance Company
                             U.S. Insurance - LAW
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                (Name and complete address of agent for service)
                              ------------------
                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                                Jorden Burt LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D.C. 20007-5208
                              ------------------
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on May 1, 2007 pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

The purpose of this amendment to the registration statement is solely to file the prospectus supplement that is included in this amendment. This amendment does not delete, supersede, or modify any prospectus, statement of additional information, exhibit, or other information or material contained in the registration statement as in effect immediately prior to the filing of this amendment.

                       Supplement dated October 31, 2007
                                      to
                        Prospectuses dated May 1, 2007

This Supplement is to accompany the prospectuses for variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Variable Life Insurance Company entitled:

Medallion Executive Variable Life
Medallion Executive Variable Life II
Medallion Executive Variable Life III
Majestic Variable Universal Life
Majestic Variable Universal Life 98
Variable Master Plan Plus
Majestic Variable COLI
Variable Estate Protection
Majestic Variable Estate Protection
Majestic Variable Estate Protection 98
Variable Estate Protection Plus
Variable Estate Protection Edge
Majestic Performance Survivorship Universal Life
Performance Survivorship Universal Life
Performance Executive Variable Life
Corporate VUL

This supplement amends and restates the "Policy value - Transfer of existing policy value" section of your prospectus.

Transfers of existing policy value

   You may also transfer your existing policy value from one account (fixed or investment) to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any account in any policy is $1,000,000.

   The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment accounts. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of investment accounts and to impose a fee of up to $25 for any transfer beyond an annual limit (which will not be less than 12). No transfer fee will be imposed on any transfer from an investment account into a fixed account if the transfer occurs during the following periods:

   .   within 18 months after the policy's Issue Date, or

   . within 60 days after the later of the effective date of a material change in the investment objectives of any investment account or the date you are notified of the change.

   Subject to the restrictions that we've specified, you may transfer existing policy value into or out of investment accounts. Transfers out of a fixed account are subject to additional limitations noted below.

   Our current practice is to restrict transfers into or out of investment accounts to two per calendar month (except with respect to those policies described in the following paragraph). For purposes of this restriction, and in applying the limitation on the number of free transfers, transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market B investment account even if the two transfers per month limit has been reached, but only if 100% of the account value in all investment accounts is transferred to the Money Market B investment account. If such a transfer to the Money Market B investment account is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market B investment account to any other investment accounts (variable or fixed) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

   Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the corporation or entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits ("10 Day Rule"): (i) during the 10 calendar day period after any policy values are transferred from one investment account into a second investment account, the values can only be transferred out of the second investment account if they are transferred into the Money Market B investment account; and (ii) any policy values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market B investment account may not be transferred out of the Money Market B investment account into any other accounts (fixed or investment) for 30 calendar days.

   Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies and matched its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail.

   While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.

   Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to John Hancock Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.

   The most you can transfer at any one time out of the enhanced yield fixed account is the greater of (i) the fixed account maximum transfer amount of $2,000, or (ii) the enhanced yield fixed account maximum transfer percentage of 10% multiplied by the amount in the enhanced yield fixed account on the immediately preceding policy anniversary. Transfers out of the standard fixed account option are limited to the greater of (i) $2,000, or (ii) the standard fixed account maximum transfer percentage of 15% multiplied by the amount in the standard fixed account on the immediately preceding policy anniversary. Any transfer which involves a transfer out of a fixed account option may not involve a transfer to the Money Market B investment account.

   We reserve the right to impose a minimum amount limit on transfers out of a fixed account. We also reserve the right to impose different restrictions on any additional fixed account that we may offer in the future.

   Dollar cost averaging. We may offer policy owners a dollar cost averaging ("DCA") program. Under the DCA program, the policy owner will designate an amount which will be transferred monthly from the Money Market B investment account into any other investment account(s) or any fixed account. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and you will be so notified. No fee is charged for this program.

   We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

   Asset allocation balancer transfers. Under the asset allocation balancer program the policy owner will designate an allocation of policy value among investment accounts. At six-month intervals beginning six months after the Policy Date, we will move amounts among the investment accounts as necessary to maintain your chosen allocation. A change to your premium allocation instructions will automatically result in a change in asset allocation balancer instructions so that the two are identical unless you either instruct us otherwise or have elected the dollar cost averaging program. No fee is charged for this program.

   We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

COLI Supp 10/07

Part C: Other Information


Item 27. Exhibits

     (a) JHVLICO Board Resolution establishing the separate account. Incorporated by reference to post-effective amendment no. 2 file number 33-79108 filed with the Commission on January 11, 1996.

     (b) Not Applicable.

     (c) (1) Master Distribution and Servicing Agreement. Incorporated by reference to post-effective amendment number 10 file number 333-42378 filed with the Commission in April, 2007.

     (2) Form of General Agent Selling Agreement between John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York and John Hancock Distributors LLC. Incorporated by reference to post-effective amendment number 9, file number 333-85284 filed with the Commission in April, 2007.

     (d)(1) Form of flexible premium variable life insurance policy. Incorporated by reference to pre-effective amendment no. 1 file number 333-55172 filed with the Commission on June 27, 2001.

     (e) Form of application for policies. Incorporated by reference to pre-effective amendment no. 1 file number 333- 55172 filed with the Commission on June 27, 2001.

     (f)(1) JHVLICO Certificate of Incorporation. Incorporated by reference to post-effective amendment no. 2 file number 33-79108 filed with the Commission on January 11, 1996.

     (a) JHVLICO Articles of Incorporation dated February 2, 1979. Incorporated by reference to post-effective amendment number 12 file number 333-15075 filed with the Commission on April 26, 2006.

     (2)JHVLICO By-laws. Incorporated by reference to post-effective amendment no. 2 file number 33-79108 filed with the Commission on January 11, 1996.

     (a) JHVLICO Amended and Restated By-laws dated April 13, 2005. Incorporated by reference to post-effective amendment number 12 file number 333-15075 filed with the Commission on April 26, 2006.

     (b) JHVLICO Amended and Restated By-laws dated May 19, 2006. Incorporated by reference to post-effective amendment number 13 file number 333-15075 filed with the Commission in April, 2007.

     (g) The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

     (h)(1) Participation Agreement by and among the World Insurance Trust, First Dominion Capital Corporation, CSI Capital Management, Inc., and John Hancock Life Insurance Company. Incorporated by reference to post-effective amendment no. 4 file number 333-52128 filed with the Commission on September 12, 2002.

     (2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment number 1 file number 333-126668 filed on October 12, 2005.

     (3) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (i) Service Agreement between John Hancock Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) dated April 28, 2004. Incorporated by reference to post-effective amendment number 10 file number 333-42378 filed with the Commission in April, 2007.

     (j) Not applicable.

     (k) Opinion and consent of counsel as to securities being registered. Incorporated by reference to pre-effective amendment number 1 file number 333-425 filed with the Commission on July 26, 1996.

     (l) Not applicable.

     (m) Not applicable.

     (n) Consents of Independent Registered Public Accounting Firm, included in the Registrants prior post-effective amendment, filed with the Commission on April 30, 2007.

     (n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment pursuant to Rule 485(b), included in the Registrants prior post-effective amendment, filed with the Commission on April 30, 2007.

     (o) Not applicable.

     (p) Not applicable.

     (q) Memorandum describing John Hancock and JHVLICO's issuance, transfer and redemption procedures for policies pursuant to Rule 6e3(T)(b)(12)(iii). Incorporated by reference to post-effective amendment no. 2 file number 33-76662 filed with the Commission on April 19, 1996.

     Powers of Attorney

     (i) Powers of Attorney for John D. DesPrezIII, James R. Boyle, Jonathan Chiel, and Warren Thomson incorporated by reference to post-effective amendment number 7 file number 333-60274 filed with the Commission on April 28, 2006.

     (ii) Powers of Attorney for Hugh McHaffie and Lynne Patterson, included in the Registrants prior post-effective amendment, filed with the Commission on April 30, 2007.


Item 28. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY as of April 1, 2007


Directors
John D. DesPrez III*
James R. Boyle*
Jonathan Chiel*
Hugh McHaffie*
Lynne Patterson*
Warren A. Thomson*** ............
Officers ........................
John D. DesPrez III* ............      Chairman
James R. Boyle** ................      President
Hugh McHaffie* ..................      Senior Vice President
Jonathan Chiel * ................      Vice President
Marc Costantini* ................      Vice President
Lynne Patterson* ................      Vice President and Chief Financial Officer
Warren A. Thomson*** ............      Vice President and Chief Investment Officer-US Investments
Emanuel Alves* ..................      Vice President, Counsel and Corporate Secretary
Rosalie M. Calabraro* ...........      Assistant Secretary
Deanna Garland* .................      Assistant Secretary
Jennifer Tansey* ................      Assistant Secretary
Patricia Cassidy** ..............      Illustration Actuary
Stephen J. Blewitt *** ..........      Vice President - Investment
George H. Braun*** ..............      Vice President - Investment
Willma H. Davis*** ..............      Vice President - Investment
Peter de Vries*** ...............      Vice President
Philip W. Freiberger*** .........      Vice President - Investment
Scott S. Hartz *** ..............      Vice President - Investment
E. Kendall Hines, Jr. *** .......      Vice President - Investment
Cynthia Lacasse** ...............      Vice President
William McPadden*** .............      Vice President - Investment
Mark Newton** ...................      Vice President
Jacques Ouimet****** ............      Vice President
Phillip J. Peters*** ............      Vice President - Investment
Jonathan Porter***** ............      Vice President
Krishna Ramdial****** ...........      Vice President
Steven Mark Ray*** ..............      Vice President - Investment
Timothy A. Roseen*** ............      Vice President - Investment
Ivor Thomas*** ..................      Vice President - Investment
Richard Harris***** .............      Vice President and Appointed Actuary
Naveed Irshad ** ................      Vice President
Steven Finch ***** ..............      Vice President
Kevin J. McWilliams** ...........      Assistant Treasurer

Peter S. Mitsopoulos**** .......      Assistant Treasurer
Cathy Hopkinson****** ..........      Assistant Treasurer
Steve Dunn ****** ..............      Assistant Treasurer
Benjamin O'Neill****** .........      Assistant Treasurer

---------
     * Principal business office is 601 Congress Street, Boston, MA 02110

     **Principal business office is 197 Clarendon Street, Boston, MA 02117

     ***Principal business office is 200 Clarendon Street, Boston, MA 02117

     **** Principal business office is 380 Stuart Street, Boston, MA 02116

     ***** Principal business office is 200 Bloor Street, Toronto, Canada
   M4W1E5

     ****** Principal business office is 250 Bloor Street, Toronto, Canada
   M4W1E5


Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Trust and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.

     A list of persons directly or indirectly controlled by or under common contract with JHVLICO as of December 31, 2006 appears below:

     Subsidiary Name

     AIMV, LLC

     American Annuity Agency of Texas, Inc.

     Ameritex Insurance Services, Inc..

     Baystate Investments, LLC

     Brazilian Power Development, LLC

     CBPF Equity Holdings LLC

     CEEP Equity Holdings LLC

     Declaration Management & Research LLC

     EIF Equity Holdings LLC

     Essex Agency of Texas, Inc.

     Essex Brokerage Services, Inc.

     Essex Corporation (NY)

     Essex Corporation of

     Illinois

     Essex Holding Company, Inc.

     Frigate, LLC

     Fusion Clearing, Inc.

     Hancock Capital Management, LLC

     Hancock Forest Management Limited

     Hancock Forest Management, Inc.

     Hancock Mezzanine Investments, LLC

     Hancock Mezzanine Investments II, LLC

     Hancock Mezzanine Investments III, LLC

     Hancock Natural Resource Group Australia Pty Limited

     Hancock Natural Resource Group, Inc.

     Hancock Venture Partners, Inc.

     HVP Special Purpose Sub I, Inc.

     HVP Special Purpose Sub II, Inc.

     HVP-Russia, Inc.

     Independence

     Declaration Holdings LLC

     International Forest Investments Ltd.

     JH Networking Insurance Agency, Inc.

     JHFS One Corp.

     John Hancock Advisers LLC

     John Hancock Assignment Company

     John Hancock Energy Resources Management Inc.

     John Hancock Financial Network, Inc.

     John Hancock Funds LLC

     John Hancock Investment Management Services, LLC

     John Hancock Leasing Corporation

     John Hancock Management Company

     John Hancock Property and Casualty Holding Company

     John Hancock Real Estate Finance, Inc.

     John Hancock Realty Advisors, Inc.

     John Hancock Realty Management Inc.

     John Hancock Signature Services, Inc.

     John Hancock Subsidiaries LLC

     John Hancock Timber Resource Corporation

     John Hancock Variable Life Insurance Company

     LR Company, LLC

     LVI, LLC

     Manulife Insurance Company

     MFC Global Investment Management (

     U.S.A.

     ) LLC

     New Amsterdam Insurance Agency, Inc.

     P.T. Asuransi Jiwa John Hancock

     Indonesia

     P.T. Indras Insan Jaya Utama

     P.T. Timber Inc.

     Provident Insurance Center, Inc.

     PTPC Investor LLC

     REEF Equity Holdings LLC

     San Jacinto Insurance Agency, Inc.

     Signator Insurance Agency, Inc.

     Signator Investors, Inc.

     Signature Management Co., Ltd.

     The

     Berkeley

     Financial Group LLC

     Viking Timber Management New Zealand Limited

     Viking Timber Gerenciamento De Florestas Do Brasil
     Item 30. Indemnification

     The Form of Selling Agreement or Service Agreement between John Hancock Distributors, LLC and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless John Hancock Distributors, LLC and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney's fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.


Item 31. Principal Underwriters

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.


Name of Investment Company ........................      Capacity in Which Acting
John Hancock Variable Life Separate Account S .....      Principal Underwriter
John Hancock Variable Life Separate Account U .....      Principal Underwriter
John Hancock Variable Life Separate Account V .....      Principal Underwriter
John Hancock Variable Life Separate Account UV ....      Principal Underwriter
John Hancock Variable Annuity Separate Account I ..      Principal Underwriter
John Hancock Variable Annuity Separate Account JF .      Principal Underwriter
John Hancock Variable Annuity Separate Account U ..      Principal Underwriter
John Hancock Variable Annuity Separate Account V ..      Principal Underwriter
John Hancock Variable Annuity Separate Account H ..      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account A ................................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account N ................................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account H ................................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account I ................................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account J ................................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account K ................................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account M ................................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account B ................................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account A ................................      Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following comprise the Board of Managers and officers of JHD LLC as of April 1, 2007.


Name                          Title
------------------------      ------------------------------------------------------------
Marc Costantini* .......      Chairman
Steve Finch**** ........      President and Chief Executive Officer
Kevin Hill * ...........      Senior Vice President, U.S. Annuities and Managed Accounts

Name                                   Title
---------------------------------      -----------------------------------------------------------
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher Walker**** ..........      Vice President and Chief Compliance Officer
Marc Costantini* ................      Chairman
Steve Finch**** .................      President and CEO
James C. Hoodlet*** .............      Secretary and General Counsel
Kevin Hill* .....................      Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher M. Walker**** .......      Vice President and Chief Compliance Officer
Brian Collins**** ...............      Vice President, U.S. Taxation
Philip Clarkson*** ..............      Vice President, U.S. Taxation
Jeffrey H. Long* ................      Chief Financial Officer and Financial Operations Principal
David Crawford**** ..............      Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02116

***Principal Business Office is 200 Clarendon Street, Boston, MA 02116

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

     (c) John Hancock Distributors, LLC


     The information contained in the section titled "Principal Underwriter and Distributor" in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).


Item 32. Location of Accounts and Records

     The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Variable Life Insurance Company (at the same address), in its capacity as Registrant's depositor keeps all other records required by Section 31 (a) of the Act.


Item 33. Management Services

     All management services contracts are discussed in Part A or Part B.


Item 34. Fee Representation

     Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

     The John Hancock Variable Life Insurance Company hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, as of the 31st day of October, 2007.

                          JOHN HANCOCK VARIABLE LIFE

                               SEPARATE ACCOUNT S
                                  (Registrant)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                          By: /s/ John D. DesPrez III
                              ------------------
                              John D. DesPrez III
                          Principal Executive Officer

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                  (Depositor)

                          By: /s/ John D. DesPrez III
                              ------------------
                              John D. DesPrez III

                          Principal Executive Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration
Statement has been signed by the following persons in the capacities indicated as of the 31st day of October, 2007.


Signatures                            Title
/s/ Lynne Patterson                   Director, Vice President, Chief Financial Officer and Principal Accounting Officer
------------------------------
Lynne Patterson
*                                     Director
------------------------------
John D. DesPrez III
*                                     Director
------------------------------
James R. Boyle
*                                     Director
------------------------------
Jonathan Chiel
*                                     Director
------------------------------
Hugh McHaffie
*                                     Director
------------------------------
Warren A. Thomson
/s/James C. Hoodlet
------------------------------
James C. Hoodlet

Pursuant to Power of Attorney